Subordinated indebtedness	3 Months Ended
Jan. 31, 2023
Text block [abstract]
Subordinated indebtedness
Note 8.    Subordinated indebtedness
On January 20, 2023, we issued $1.0 billion principal amount of 5.33% Debentures due January 20, 2033 (subordinated indebtedness
). The Debentures bear interest at a fixed rate of 5.33% per annum (paid semi-annually) until January 20, 2028, and at Daily Compounded Canadian Overnight Repo Rate Average (CORRA) plus 2.37% per annum (paid quarterly) thereafter until maturity on
January 20, 2033.